Accounting Policies (Details) - Schedule of Useful Life of Intangible Assets	12 Months Ended
Dec. 31, 2023
Patents [Member]
Schedule of Useful Life of Intangible Assets [Line Items]
Useful life of intangible assets	10 years
Bottom of range [member] | Customer relationship, backlog and distribution rights [Member]
Schedule of Useful Life of Intangible Assets [Line Items]
Useful life of intangible assets	1 year
Bottom of range [member] | Acquired technology [Member]
Schedule of Useful Life of Intangible Assets [Line Items]
Useful life of intangible assets	2 years
Top of range [member] | Customer relationship, backlog and distribution rights [Member]
Schedule of Useful Life of Intangible Assets [Line Items]
Useful life of intangible assets	15 years
Top of range [member] | Acquired technology [Member]
Schedule of Useful Life of Intangible Assets [Line Items]
Useful life of intangible assets	8 years